Stockholders' equity - Stock Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of options
Outstanding, beginning balance (in shares)	339,964	227,203
Issued (in shares)		113,561
Expired (in shares)		(800)
Outstanding, ending balance (in shares)		339,964	227,203
Exercisable (in shares)		303,986
Weighted average exercise price
Outstanding, beginning balance (in dollars per share)	$ 7.09	$ 9.39
Issued (in dollars per share)		2.50
Expired (in dollars per share)		9.90
Outstanding, ending balance (in dollars per share)		7.09	$ 9.39
Exercisable (in dollars per share)		$ 6.94
Employee Stock Option
Number of options
Outstanding, beginning balance (in shares)	339,964
Issued (in shares)	278,500
Expired (in shares)	(79,539)
Outstanding, ending balance (in shares)	538,925	339,964
Exercisable (in shares)	401,847
Weighted average exercise price
Outstanding, beginning balance (in dollars per share)	$ 7.09
Issued (in dollars per share)	2.21
Expired (in dollars per share)	3.41
Outstanding, ending balance (in dollars per share)	5.11	$ 7.09
Exercisable (in dollars per share)	$ 5.99
Stock options, exercisable term (in years)	10 years		10 years
Employee Stock Option | Minimum
Weighted average exercise price
Stock options, vesting period (in years)	1 year		1 year
Employee Stock Option | Maximum
Weighted average exercise price
Stock options, vesting period (in years)	3 years		3 years